EQUITY TRANSACTIONS (Details 1) - WARRANTS [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Number of Warrants Outstanding Beginning balance	181,902	86,540
Number of Warrants Exercisable Beginning balance	181,902	86,540
Granted	0	79,977
Number of Warrants Outstanding Ending balance	181,902	181,902
Number of Warrants Exercisable Ending balance	181,902	181,902
Weighted Average Exercise Price Beginning balance	$ 9.00	$ 9.00
Weighted Average Exercise Price Exercisable Beginning balance	9.00	9
Weighted Average Exercise Price Granted	0.00	9
Weighted Average Exercise Price Ending balance	9.00	9.00
Weighted Average Exercise Price Exercisable Ending balance	$ 9.00	$ 9.00
Weighted Average Contractual Life Beginning balance	1 year 6 months 7 days	2 years 6 months 18 days
Weighted Average Contractual Life Exercisable beginning balance	1 year 6 months 7 days	2 years 6 months 18 days
Weighted Average Contractual Life Exercisable Granted		2 years 6 months 14 days
Weighted Average Contractual Life Ending balance	1 year 6 months 7 days	2 years 6 months 14 days
Weighted Average Contractual Life Exercisable ending balance	1 year 6 months 7 days	2 years 6 months 14 days